General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and administrative expenses
General and administrative expenses

Note 10 General and administrative expenses

	December 31, 2023	December 31, 2022	December 31, 2021
Professional fees	$23,841	$31,080	$24,320
Bank charges	666	3,705	3,971
Listing and filing fees	25,183	15,549	16,041
Office and miscellaneous	22,572	23,861	24,028
Consulting (Note 9)	86,749	103,671	111,693
Foreign exchange	191	4,712	(892)
	$159,202	$182,578	$179,161